[AIM LOGO APPEARS HERE]          Dear Shareholder:

               [PHOTO of Mr.     Mixed signals from a vigorous economy were
             Charles T. Bauer,   the chief focus for fixed-income markets
              Chairman of the    during most of the past year. Although the
LETTER       Board of the Fund   Federal Reserve Board (the Fed) raised
TO OUR         APPEARS HERE]     interest rates only once during the fiscal year
SHAREHOLDERS                     covered by this report, the period was marked
               fluctuation in the money markets.
                 In March 1997, the Fed raised the key short-term target, namely the federal funds rate, from 5.25% to 5.50%. That action was in response to concern about the inflationary potential of strong economic growth during the last quarter of 1996 and the first quarter of 1997. Short-term yields rose as markets anticipated another increase in interest rates at the Fed's next meeting in May.
                 But when signs of a slowing economy appeared, the Fed decided not to raise rates further in May. Money market yields fell significantly, reflecting changed expectations of near-term interest rate stability. In fact, the federal funds rate remained unchanged from March through Short-Term Investments Co. Prime
               Portfolio's August 31 fiscal year-end.
                 The economy continued to display considerable resilience,
               growing at a 3.3% annual rate during the second quarter of 1997.
               Though there were no outward signs of inflation, the extension of a strong growth pattern heightened uncertainty about Fed policy, and that led to increased volatility in the money markets.

               YOUR INVESTMENT PORTFOLIO

               As of August 31, 1997, the Private Investment Class of the Portfolio offered yields competitive with those reported for comparative indexes, as shown in the table.
                 This excellent record can be attributed to the Portfolio's disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure enabled the Portfolio to respond to higher interest rates more quickly than funds with longer maturity structures. The Portfolio's weighted average maturity was maintained in the 15- to 20-day range, during the fiscal year. At the close of the fiscal year, the weighted average maturity stood at 18 days.
                 The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or less, including U.S. government obligations, bank obligations, commercial paper, and selected repurchase agreement securities. As with any money market fund, an investment in Prime Portfolio is neither insured nor guaranteed by the

                                         Yields as of 8/31/97
                                                  Average       Seven-Day
                                                Monthly Yield     Yield
               Prime Portfolio
               Private Investment Class                5.23%      5.26%

               IBC Money Fund Averages(TM) -
               First-Tier Institutions Only            5.32%      5.33%

               IBC Money Fund Averages(TM) -
               Total Institutions Only                 5.23%      5.25%


                                                                     (continued)

               U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
                 The Portfolio holds the highest credit quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                 Net assets of the Private Investment Class stood at $235.45 million as of August 31, 1997, up from $209.44 million as of August 31, 1996.

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, the general expectation was that the economy would continue to grow at a sustainable annual pace of 2% to 3% and that inflation would remain under control. However, underlying strength in various economic indicators, including consumer spending and capital expenditures by companies, signals the potential for faster growth, which could trigger higher short-term rates later this year. This uncertainty could cause interest rates to remain volatile through the close of 1997.
                 The Portfolio will continue to maintain a relatively
               short maturity structure, remaining flexible to take advantage of any sudden rise in market yields or further rate increases by the Fed.
                 We are pleased to send you this report concerning your
               investment. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 1997

                                                 PAR
                                      MATURITY  (000)       VALUE
COMMERCIAL PAPER - 78.34%(a)
BASIC INDUSTRY - 3.14%

CHEMICALS - 0.29%

Bayer Corp.
5.50%                                 09/09/97 $ 20,000 $   19,975,578
----------------------------------------------------------------------

METAL MINING - 0.58%

U.S. Borax, Inc.
5.51%                                 10/24/97   20,000     19,837,761
----------------------------------------------------------------------
5.54%                                 10/28/97   20,000     19,824,567
----------------------------------------------------------------------
                                                            39,662,328
----------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 2.27%

Weyerhaeuser Co.
5.50%                                 09/25/97   33,000     32,879,000
----------------------------------------------------------------------
Weyerhaeuser Real Estate Co.
5.48%                                 09/04/97   18,000     17,991,780
----------------------------------------------------------------------
5.50%                                 09/19/97   15,000     14,958,750
----------------------------------------------------------------------
5.52%                                 09/22/97   50,000     49,839,000
----------------------------------------------------------------------
5.50%                                 10/01/97   20,000     19,908,333
----------------------------------------------------------------------
5.50%                                 10/02/97   20,000     19,905,278
----------------------------------------------------------------------
                                                           155,482,141
----------------------------------------------------------------------
    Total Basic Industry                                   215,120,047
----------------------------------------------------------------------

BUSINESS SERVICES - 1.09%
COMPUTER SOFTWARE & SERVICES - 1.09%

First Data Corp.
5.50%                                 09/03/97   30,000     29,990,833
----------------------------------------------------------------------
5.51%                                 09/23/97   25,000     24,915,820
----------------------------------------------------------------------
5.50%                                 10/21/97   20,000     19,847,222
----------------------------------------------------------------------
    Total Business Services                                 74,753,875
----------------------------------------------------------------------

CAPITAL GOODS - 4.39%

COMPUTERS & OFFICE EQUIPMENT - 0.59%

Electronic Data Systems Corp.
5.50%                                 09/08/97   40,000     39,957,222
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.25%

Siemens Capital Corp.
5.47%                                 09/30/97   15,000     14,933,904
----------------------------------------------------------------------
Sony Capital Corp.
5.52%                                 09/12/97   50,000     49,915,743
----------------------------------------------------------------------
5.50%                                 10/03/97   30,000     29,853,333
----------------------------------------------------------------------
5.52%                                 10/07/97   30,000     29,834,400
----------------------------------------------------------------------
5.50%                                 10/09/97   30,000     29,825,833
----------------------------------------------------------------------
                                                           154,363,213
----------------------------------------------------------------------

                                             PAR
                                  MATURITY   (000)      VALUE
CAPITAL GOODS - (continued)

MACHINERY - 1.55%

Deere (John) Capital Corp.
5.49%                             09/24/97 $ 25,000 $   24,912,313
------------------------------------------------------------------
Dover Corp.
5.50%                             09/23/97   23,000     22,922,694
------------------------------------------------------------------
5.55%                             10/07/97   33,000     32,816,850
------------------------------------------------------------------
5.55%                             10/10/97   26,000     25,843,675
------------------------------------------------------------------
                                                       106,495,532
------------------------------------------------------------------
    Total Capital Goods                                300,815,967
------------------------------------------------------------------

CONSUMER DURABLES - 10.12%

AUTOMOBILE - 10.12%

Daimler-Benz North America Corp.
5.52%                             09/19/97   27,000     26,925,480
------------------------------------------------------------------
5.48%                             09/23/97   35,000     34,882,789
------------------------------------------------------------------
5.50%                             10/03/97   25,000     24,877,778
------------------------------------------------------------------
5.52%                             10/08/97   15,000     14,914,900
------------------------------------------------------------------
5.50%                             10/14/97   50,000     49,671,528
------------------------------------------------------------------
5.51%                             10/20/97   25,000     24,812,507
------------------------------------------------------------------
5.54%                             10/22/97   30,000     29,764,550
------------------------------------------------------------------
Ford Motor Credit Co.
5.49%                             09/26/97   50,000     49,809,375
------------------------------------------------------------------
5.49%                             09/30/97  100,000     99,557,750
------------------------------------------------------------------
5.49%                             10/06/97   50,000     49,733,125
------------------------------------------------------------------
Hertz Corp.
5.50%                             09/12/97   50,000     49,915,972
------------------------------------------------------------------
5.50%                             09/17/97   35,000     34,914,444
------------------------------------------------------------------
5.50%                             10/03/97   35,000     34,828,889
------------------------------------------------------------------
Toyota Motor Credit Corp.
5.49%                             09/15/97   25,000     24,946,625
------------------------------------------------------------------
5.50%                             09/19/97   50,000     49,862,500
------------------------------------------------------------------
5.48%                             09/22/97   20,000     19,936,066
------------------------------------------------------------------
5.48%                             09/26/97   35,000     34,866,806
------------------------------------------------------------------
5.49%                             10/03/97   20,000     19,902,400
------------------------------------------------------------------
5.50%                             10/10/97   20,000     19,880,833
------------------------------------------------------------------
    Total Consumer Durables                            694,004,317
------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)       VALUE
CONSUMER NONDURABLES - 6.26%

BEVERAGES - 1.85%

Brown-Forman Corp.
5.50%                                      09/16/97 $ 11,100 $   11,074,562
---------------------------------------------------------------------------
PepsiCo, Inc
5.47%                                      09/11/97   49,000     48,925,547
---------------------------------------------------------------------------
5.47%                                      09/17/97   50,000     49,878,444
---------------------------------------------------------------------------
5.52%                                      10/03/97   17,000     16,916,587
---------------------------------------------------------------------------
                                                                126,795,140
---------------------------------------------------------------------------

DRUGS - 2.01%

Abbott Laboratories
5.46%                                      09/18/97   25,000     24,935,542
---------------------------------------------------------------------------
Eli Lilly & Co.
5.48%                                      09/08/97   30,000     29,968,033
---------------------------------------------------------------------------
Pfizer Inc.
5.49%                                      09/09/97   43,000     42,947,540
---------------------------------------------------------------------------
5.48%                                      09/29/97   40,000     39,829,511
---------------------------------------------------------------------------
                                                                137,680,626
---------------------------------------------------------------------------

FOOD PROCESSING - 1.33%

Campbell Soup Co.
5.49%                                      09/24/97   22,000     21,922,835
---------------------------------------------------------------------------
Heinz (H.J.) Co.
5.48%                                      09/16/97   15,000     14,965,750
---------------------------------------------------------------------------
5.50%                                      09/22/97   29,200     29,106,317
---------------------------------------------------------------------------
5.47%                                      09/29/97   26,000     25,889,384
---------------------------------------------------------------------------
                                                                 91,884,286
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.30%

Kimberly-Clark Corp.
5.48%                                      09/22/97   20,500     20,434,468
---------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.44%

Gannett Co., Inc.
5.50%                                      09/05/97   30,000     29,981,667
---------------------------------------------------------------------------

PUBLISHING (EXCLUDING NEWSPAPERS) - 0.33%

Donnelley (R.R.) & Sons Company
5.50%                                      09/03/97   22,500     22,493,125
---------------------------------------------------------------------------
    Total Consumer Nondurables                                  429,269,312
---------------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
ENERGY - 1.65%

OIL & GAS - 1.65%

ARCO Coal Australia Inc.
5.50%                                   09/17/97 $ 24,856 $   24,795,241
------------------------------------------------------------------------
Exxon Imperial U.S., Inc.
5.47%                                   09/11/97   38,325     38,266,767
------------------------------------------------------------------------
Koch Industries, Inc.
5.46%                                   09/10/97   50,000     49,931,750
------------------------------------------------------------------------
    Total Energy                                             112,993,758
------------------------------------------------------------------------

FINANCIAL - 47.23%

ASSET-BACKED SECURITIES - 24.21%

Asset Securitization Cooperative Corp.
5.51%                                   09/16/97   30,000     29,931,125
------------------------------------------------------------------------
5.53%                                   09/23/97   60,000     59,797,234
------------------------------------------------------------------------
5.52%                                   09/24/97   30,000     29,894,200
------------------------------------------------------------------------
5.53%                                   09/26/97   40,000     39,846,389
------------------------------------------------------------------------
5.49%                                   09/29/97   40,000     39,829,200
------------------------------------------------------------------------
Ciesco, L.P.
5.52%                                   09/10/97   20,000     19,972,400
------------------------------------------------------------------------
Clipper Receivables Corp.
5.52%                                   09/30/97   50,000     49,777,667
------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
5.52%                                   09/10/97   50,000     49,931,000
------------------------------------------------------------------------
5.52%                                   09/25/97   50,000     49,816,000
------------------------------------------------------------------------
5.54%                                   10/07/97   50,000     49,723,000
------------------------------------------------------------------------
Delaware Funding Corp.
5.53%                                   09/11/97   17,080     17,053,763
------------------------------------------------------------------------
5.52%                                   09/12/97   40,363     40,294,921
------------------------------------------------------------------------
5.50%                                   09/22/97   35,887     35,771,863
------------------------------------------------------------------------
Eiger Capital Corp.
5.53%                                   09/03/97   25,089     25,081,292
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.52%                                   09/18/97   30,094     30,015,555
------------------------------------------------------------------------
5.53%                                   10/21/97   40,000     39,692,778
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.52%                                   09/23/97   25,000     24,915,667
------------------------------------------------------------------------
5.53%                                   09/23/97   25,530     25,443,723
------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.55%                                   09/02/97   14,952     14,949,695
------------------------------------------------------------------------
5.52%                                   09/04/97   10,000      9,995,400
------------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Monte Rosa Capital Corp. - (continued)
5.55%                                   09/04/97 $ 25,000 $   24,988,438
------------------------------------------------------------------------
5.54%                                   09/05/97   22,071     22,057,414
------------------------------------------------------------------------
5.51%                                   09/16/97   30,000     29,931,125
------------------------------------------------------------------------
5.51%                                   09/19/97   40,000     39,889,800
------------------------------------------------------------------------
5.52%                                   09/24/97   30,000     29,894,200
------------------------------------------------------------------------
5.54%                                   09/25/97   33,500     33,376,273
------------------------------------------------------------------------
5.52%                                   10/08/97   33,000     32,812,780
------------------------------------------------------------------------
5.54%                                   10/09/97   34,138     33,938,369
------------------------------------------------------------------------
5.56%                                   10/10/97   40,000     39,759,067
------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.52%                                   09/10/97   30,850     30,807,427
------------------------------------------------------------------------
5.53%                                   09/10/97   31,625     31,581,278
------------------------------------------------------------------------
5.55%                                   10/08/97   50,000     49,714,792
------------------------------------------------------------------------
5.54%                                   10/15/97   25,200     25,029,368
------------------------------------------------------------------------
Receivables Capital Corp.
5.53%                                   09/05/97   19,483     19,471,030
------------------------------------------------------------------------
5.54%                                   09/05/97   30,000     29,981,533
------------------------------------------------------------------------
5.50%                                   09/09/97   25,000     24,969,444
------------------------------------------------------------------------
5.52%                                   09/11/97   30,133     30,086,796
------------------------------------------------------------------------
5.53%                                   09/12/97   50,000     49,915,514
------------------------------------------------------------------------
5.53%                                   09/15/97    9,735      9,714,064
------------------------------------------------------------------------
5.52%                                   09/16/97   30,000     29,931,000
------------------------------------------------------------------------
5.54%                                   09/22/97   25,000     24,919,208
------------------------------------------------------------------------
5.51%                                   10/16/97   45,706     45,391,200
------------------------------------------------------------------------
5.53%                                   10/23/97   30,210     29,968,689
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.54%                                   09/17/97   23,400     23,342,384
------------------------------------------------------------------------
5.52%                                   09/18/97   27,900     27,827,274
------------------------------------------------------------------------
5.54%                                   09/18/97   44,400     44,283,844
------------------------------------------------------------------------
5.50%                                   09/29/97   19,750     19,665,514
------------------------------------------------------------------------
5.52%                                   09/29/97   27,200     27,083,221
------------------------------------------------------------------------
5.52%                                   09/30/97   50,000     49,777,667
------------------------------------------------------------------------
5.54%                                   10/08/97   40,000     39,772,244
------------------------------------------------------------------------
5.54%                                   10/14/97   28,000     27,814,718
------------------------------------------------------------------------
                                                           1,659,428,547
------------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
FINANCIAL--(continued)

BANKING - 0.73%

Bank of America
5.50%                                         09/15/97 $ 50,000 $   49,893,056
------------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 9.46%

Bear, Stearns & Co. Inc.
5.51%                                         09/09/97   50,000     49,938,778
------------------------------------------------------------------------------
5.53%                                         09/29/97   30,000     29,870,967
------------------------------------------------------------------------------
5.52%                                         10/27/97   25,000     24,785,333
------------------------------------------------------------------------------
CS First Boston, Inc.
5.52%                                         09/09/97   20,000     19,975,467
------------------------------------------------------------------------------
5.52%                                         09/11/97   40,000     39,938,667
------------------------------------------------------------------------------
Goldman, Sachs & Co.
5.54%                                         09/05/97   50,000     49,969,222
------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
5.50%                                         09/15/97   30,000     29,935,833
------------------------------------------------------------------------------
5.50%                                         09/29/97   50,000     49,786,111
------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.50%                                         09/02/97   50,000     49,992,361
------------------------------------------------------------------------------
Smith Barney Inc.
5.50%                                         09/03/97   50,000     49,984,722
------------------------------------------------------------------------------
5.49%                                         09/04/97   50,000     49,977,125
------------------------------------------------------------------------------
5.49%                                         09/05/97   30,000     29,981,700
------------------------------------------------------------------------------
5.51%                                         09/15/97   25,000     24,946,431
------------------------------------------------------------------------------
5.51%                                         09/16/97   50,000     49,885,208
------------------------------------------------------------------------------
5.52%                                         09/17/97   50,000     49,877,334
------------------------------------------------------------------------------
5.52%                                         10/02/97   20,000     19,904,933
------------------------------------------------------------------------------
5.53%                                         10/09/97   30,000     29,824,883
------------------------------------------------------------------------------
                                                                   648,575,075
------------------------------------------------------------------------------

BUSINESS CREDIT - 0.92%

CIT Group Holdings, Inc.
5.50%                                         09/25/97   50,000     49,816,667
------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
 Corp.
5.48%                                         09/19/97   13,000     12,964,380
------------------------------------------------------------------------------
                                                                    62,781,047
------------------------------------------------------------------------------

INSURANCE - 1.61%

Metlife Funding, Inc.
5.47%                                         09/16/97   35,287     35,206,575
------------------------------------------------------------------------------
5.51%                                         10/03/97   25,596     25,470,636
------------------------------------------------------------------------------
Prudential Funding Corp.
5.49%                                         09/02/97   50,000     49,992,375
------------------------------------------------------------------------------
                                                                   110,669,586
------------------------------------------------------------------------------

                                              PAR
                                   MATURITY  (000)       VALUE
FINANCIAL--(continued)

LEASING COMPANIES - 1.54%

International Lease Finance Corp.
5.49%                              09/08/97 $ 73,000 $   72,922,073
-------------------------------------------------------------------
5.50%                              10/06/97   32,500     32,326,215
-------------------------------------------------------------------
                                                        105,248,288
-------------------------------------------------------------------

PERSONAL CREDIT - 5.86%

American Express Credit Corp.
5.48%                              09/18/97   50,000     49,870,611
-------------------------------------------------------------------
5.48%                              09/30/97   75,000     74,668,917
-------------------------------------------------------------------
5.52%                              10/27/97   40,000     39,656,533
-------------------------------------------------------------------
Associates Corp. of North America
5.62%                              09/02/97   40,000     39,993,756
-------------------------------------------------------------------
5.52%                              09/08/97   25,000     24,973,167
-------------------------------------------------------------------
5.50%                              09/24/97   50,000     49,824,305
-------------------------------------------------------------------
AVCO Financial Services, Inc.
5.51%                              09/24/97   35,000     34,876,790
-------------------------------------------------------------------
5.49%                              09/26/97   45,000     44,828,438
-------------------------------------------------------------------
5.51%                              10/22/97   43,000     42,664,349
-------------------------------------------------------------------
                                                        401,356,866
-------------------------------------------------------------------

MISCELLANEOUS - 0.36%

USAA Capital Corp.
5.48%                              09/04/97   25,000     24,988,583
-------------------------------------------------------------------

MULTIPLE INDUSTRY - 2.54%

General Electric Capital Corp.
5.625%                             09/02/97   25,000     24,996,094
-------------------------------------------------------------------
5.52%                              09/04/97   50,000     49,977,000
-------------------------------------------------------------------
5.50%                              10/03/97   50,000     49,755,555
-------------------------------------------------------------------
5.52%                              10/27/97   50,000     49,570,667
-------------------------------------------------------------------
                                                        174,299,316
-------------------------------------------------------------------
    Total Financial                                   3,237,240,364
-------------------------------------------------------------------

RETAIL - 1.16%

DEPARTMENT STORES - 1.16%

Penney (J.C.) Funding Corp.
5.48%                              09/12/97   30,000     29,949,767
-------------------------------------------------------------------
5.50%                              09/26/97   50,000     49,809,028
-------------------------------------------------------------------
    Total Retail                                         79,758,795
-------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
UTILITIES - 2.57%

TELEPHONE - 2.57%

GTE Funding Inc.
5.52%                                       09/02/97 $ 24,403 $   24,399,258
----------------------------------------------------------------------------
5.52%                                       09/03/97   20,000     19,993,867
----------------------------------------------------------------------------
5.52%                                       09/04/97   13,975     13,968,571
----------------------------------------------------------------------------
SBC Communications Capital Corp.
5.47%                                       09/10/97   30,000     29,958,975
----------------------------------------------------------------------------
5.48%                                       09/15/97   28,000     27,940,329
----------------------------------------------------------------------------
5.49%                                       09/19/97   25,000     24,931,375
----------------------------------------------------------------------------
5.49%                                       09/25/97   35,000     34,871,900
----------------------------------------------------------------------------
    Total Utilities                                              176,064,275
----------------------------------------------------------------------------

OTHER - 0.73%

DIVERSIFIED - 0.73%

Cargill Inc.
5.47%                                       09/23/97   25,000     24,916,430
----------------------------------------------------------------------------
5.48%                                       10/17/97   25,000     24,824,945
----------------------------------------------------------------------------
    Total Other                                                   49,741,375
----------------------------------------------------------------------------
    Total Commercial Paper                                     5,369,762,085
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 2.56%

Goldman Sachs Group, L.P.
5.625%(b)                                   10/20/97   71,000     71,000,000
----------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
5.9875%(c)                                  08/17/98  102,600    102,600,000
----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
5.7875%(d)                                  10/06/97    2,000      2,000,000
----------------------------------------------------------------------------
    Total Master Note Agreements                                 175,600,000
----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                               5,545,362,085
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 19.56%(e)

Bear, Stearns & Co. Inc.
5.625%(f)                                      --      60,000     60,000,000
----------------------------------------------------------------------------
CIBC Wood Gundy Securities Corp.
5.62%(g)                                    09/02/97   60,000     60,000,000
----------------------------------------------------------------------------
Dean Witter Reynolds Inc.
5.52%(h)                                    09/02/97  100,000    100,000,000
----------------------------------------------------------------------------
Deutche Bank Securities Corp.
5.64%(i)                                       --      60,000     60,000,000
----------------------------------------------------------------------------
Dresdner Securities (USA), Inc.
5.62%(j)                                    09/02/97   60,000     60,000,000
----------------------------------------------------------------------------
Goldman, Sachs & Co.
5.56%(k)                                    09/02/97  226,100    226,100,475
----------------------------------------------------------------------------
5.61%(l)                                    09/02/97  204,394    204,394,082
----------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE
REPURCHASE AGREEEMENTS - (continued)

Greenwich Capital Markets, Inc.
5.62%(m)                                 09/02/97 $160,000 $  160,000,000
----------------------------------------------------------------------------
HSBC Securities, Inc.
5.64%(n)                                 09/02/97   85,000     85,000,000
----------------------------------------------------------------------------
SBC Capital Markets, Inc.
5.62%(o)                                 09/02/97   85,000     85,000,000
----------------------------------------------------------------------------
Smith Barney Inc.
5.61%(p)                                       --   40,000     40,000,000
----------------------------------------------------------------------------
5.61%(q)                                 09/02/97  200,000    200,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                             1,340,494,557
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.46%                                 6,885,856,642(r)
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.46%)                       (31,146,008)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $6,854,710,634
============================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/97.
(e) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $268,177,242 U.S. Government obligations, 0% to 11.50% due 02/01/01 to
    09/01/27 with an aggregate market value at 08/31/97 of $208,921,813.
(g) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $200,585,000 U.S. Government obligations, 5.53% to 7.93% due 02/02/98 to 07/30/07 with an aggregate market value at 08/31/97 of $204,002,656.
(h) Repurchase agreement entered into 08/29/97 with a maturing value of $100,061,333. Collateralized by $145,600,000 U.S. Government obligations, 0% to 8.55% due 09/04/97 to 06/15/44 with an aggregate market value at 08/31/97 of $102,000,401.
(i) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $243,062,487 U.S. Government obligations, 0% to 9.00% due 11/24/97 to 08/20/27 with an aggregate market value at 08/31/97 of $204,000,923.
(j) Joint repurchase agreement entered into 08/29/97 with a maturing value of $200,124,889. Collateralized by $356,015,498 U.S. Government obligations, 0% to 7.778% due 07/01/01 to 02/01/37 with an aggregate market value at 08/31/97 of $204,000,810.
(k) Joint repurchase agreement entered into 08/29/97 with a maturing value of $750,463,333. Collateralized by $698,212,000 U.S. Government obligations, 4.75% to 14.00% due 02/28/98 to 08/15/25 with an aggregate market value at 08/31/97 of $765,753,716.
(l) Joint repurchase agreement entered into 08/29/97 with a maturing value of $400,249,333. Collateralized by $403,862,867 U.S. Government obligations, 5.901% to 8.117% due 12/01/17 to 01/01/35 with an aggregate market value at 08/31/97 of $408,000,001.

(m) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $299,652,416 U.S. Government obligations, 5.50% to 10.00% due 09/01/00 to 06/01/27 with an aggregate market value at 08/31/97 of $306,000,589.
(n) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,188,000. Collateralized by $340,004,979 U.S. Government obligations, 0% to 9.00% due 04/15/98 to 11/01/35 with an aggregate market value at 08/31/97 of $306,000,024.
(o) Joint repurchase agreement entered into 08/29/97 with a maturing value of $300,187,333. Collateralized by $304,538,273 U.S. Government obligations, 6.029% to 9.00% due 06/01/09 to 09/01/36 with an aggregate market value at 08/31/97 of $307,989,473.
(p) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $124,224,000 U.S. Government obligations, 0% to 8.28% due 03/12/99 to 01/10/25 with an aggregate market value at 08/31/97 of $102,000,492.
(q) Repurchase agreement entered into 08/29/97 with a maturing value of $200,124,667. Collateralized by $370,666,000 U.S. Government obligations, 0% to 10.70% due 11/24/97 to 07/15/43 with an aggregate market value at 08/31/97 of $204,000,310.
(r) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $5,545,362,085
------------------------------------------------------------------------
Repurchase agreements                                      1,340,494,557
------------------------------------------------------------------------
Interest receivable                                            1,248,628
------------------------------------------------------------------------
Investment for deferred compensation plan                         79,009
------------------------------------------------------------------------
Other assets                                                     961,282
------------------------------------------------------------------------
  Total assets                                             6,888,145,561
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   32,767,074
------------------------------------------------------------------------
  Deferred compensation                                           79,009
------------------------------------------------------------------------
Accrued advisory fees                                            333,910
------------------------------------------------------------------------
Accrued distribution fees                                        189,175
------------------------------------------------------------------------
Accrued transfer agent fees                                       53,683
------------------------------------------------------------------------
Accrued operating expenses                                        12,076
------------------------------------------------------------------------
  Total liabilities                                           33,434,927
------------------------------------------------------------------------
NET ASSETS                                                $6,854,710,634
========================================================================

NET ASSETS:

Institutional Class                                       $5,593,043,187
========================================================================
Private Investment Class                                  $  235,446,842
========================================================================
Personal Investment Class                                 $   97,215,227
========================================================================
Cash Management Class                                     $  767,304,427
========================================================================
Resource Class                                            $  161,700,951
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                        5,593,048,358
========================================================================
Private Investment Class                                     235,447,059
========================================================================
Personal Investment Class                                     97,215,317
========================================================================
Cash Management Class                                        767,305,136
========================================================================
Resource Class                                               161,701,102
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $393,373,373
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            4,007,070
-------------------------------------------------------------------
Custodian fees                                             283,138
-------------------------------------------------------------------
Administrative services fees                               114,738
-------------------------------------------------------------------
Directors' fees and expenses                                44,129
-------------------------------------------------------------------
Transfer agent fees                                        645,673
-------------------------------------------------------------------
Filing fees                                                548,666
-------------------------------------------------------------------
Distribution fees (Note 2)                               2,633,445
-------------------------------------------------------------------
Other                                                      482,093
-------------------------------------------------------------------
  Total expenses                                         8,758,952
-------------------------------------------------------------------
Less: Fee waivers and expense reimbursements              (855,442)
-------------------------------------------------------------------
  Net expenses                                           7,903,510
-------------------------------------------------------------------
Net investment income                                  385,469,863
-------------------------------------------------------------------
Net realized gain on sales of investments                    2,155
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $385,472,018
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                  1997            1996
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  385,469,863  $  281,830,371
----------------------------------------------------------------------------
 Net realized gain on sales of investments            2,155           3,560
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   385,472,018     281,833,931
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (334,619,312)   (246,851,973)
----------------------------------------------------------------------------
  Private Investment Class                      (11,638,406)     (9,968,819)
----------------------------------------------------------------------------
  Personal Investment Class                      (4,703,034)     (5,550,980)
----------------------------------------------------------------------------
  Cash Management Class                         (28,088,448)    (16,317,285)
----------------------------------------------------------------------------
  Resource Class                                 (6,420,663)     (3,141,314)
----------------------------------------------------------------------------
Capital stock transactions-net                  702,760,124   1,950,864,683
----------------------------------------------------------------------------
  Net increase in net assets                    702,762,279   1,950,868,243
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         6,151,948,355   4,201,080,112
----------------------------------------------------------------------------
  End of period                              $6,854,710,634  $6,151,948,355
============================================================================

NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $6,854,716,972  $6,151,956,848
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (8,493)
----------------------------------------------------------------------------
                                             $6,854,710,634  $6,151,948,355
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 During the year ended August 31, 1997, AIM voluntarily reimbursed expenses of $4,400.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Portfolio reimbursed AIM $114,738 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1997, the Portfolio paid AIFS $645,673 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class may pay FMC up to a maximum annual rate of 0.50%, 0.75%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1997, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $684,755, $480,510, $421,577 and $195,561, respectively, as compensation under the Plan. FMC waived fees of $851,042 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC, AIFS and AFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $19,291 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1997 and 1996 were as follows:

                                     1997                              1996
                        --------------------------------  --------------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                        ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class    77,017,818,307  $77,017,818,307   47,809,368,885  $47,809,368,885
------------------------------------------------------------------------------------------
  Private Investment
   Class                  1,686,727,915    1,686,727,915    1,712,695,255    1,712,695,255
------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,399,754,929    1,399,754,929      976,763,335      976,763,335
------------------------------------------------------------------------------------------
  Cash Management Class   6,007,746,062    6,007,746,062    2,572,268,560    2,572,268,560
------------------------------------------------------------------------------------------
  Resource Class*         2,959,856,289    2,959,856,289    1,501,999,293    1,501,999,293
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        20,826,765       20,826,765        8,231,944        8,231,944
------------------------------------------------------------------------------------------
  Private Investment
   Class                      6,892,975        6,892,975        6,300,025        6,300,025
------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,636,763        4,636,763        5,517,924        5,517,924
------------------------------------------------------------------------------------------
  Cash Management Class      19,021,334       19,021,334       12,713,851       12,713,851
------------------------------------------------------------------------------------------
  Resource Class*             3,857,837        3,857,837          892,705          892,705
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (76,710,204,729) (76,710,204,729) (46,305,697,661) (46,305,697,661)
------------------------------------------------------------------------------------------
  Private Investment
   Class                 (1,667,619,183)  (1,667,619,183)  (1,663,828,112)  (1,663,828,112)
------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,419,820,390)  (1,419,820,390)    (969,266,851)    (969,266,851)
------------------------------------------------------------------------------------------
  Cash Management Class  (5,766,709,619)  (5,766,709,619)  (2,272,214,579)  (2,272,214,579)
------------------------------------------------------------------------------------------
  Resource Class*        (2,860,025,131)  (2,860,025,131)  (1,444,879,891)  (1,444,879,891)
------------------------------------------------------------------------------------------
Net increase                702,760,124  $   702,760,124    1,950,864,683  $ 1,950,864,683
===========================================================================================

* The Resource Class commenced operations on January 16, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of capital stock outstanding of the Private Investment Class during each of the years in the four-year period ended August 31, 1997 and the period July 8, 1993 (date operations commenced) through August 31, 1993.

                           1997         1996      1995     1994     1993
                         --------     --------  --------  -------  -------
Net asset value,
 beginning of period     $   1.00     $   1.00  $   1.00  $  1.00  $  1.00
-----------------------  --------     --------  --------  -------  -------
Income from investment
 operations:
  Net investment income      0.05         0.05      0.05     0.03     0.03
-----------------------  --------     --------  --------  -------  -------
Less distributions:
  Dividends from net
   investment income        (0.05)       (0.05)    (0.05)   (0.03)   (0.03)
-----------------------  --------     --------  --------  -------  -------
Net asset value, end of
 period                  $   1.00     $   1.00  $   1.00  $  1.00  $  1.00
=======================  ========     ========  ========  =======  =======
Total return                 5.21%        5.32%     5.48%    3.33%    3.24%(a)
=======================  ========     ========  ========  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $235,447     $209,443  $154,278  $30,834  $17,857
=======================  ========     ========  ========  =======  =======
Ratio of expenses to
 average net assets(b)       0.39%(c)     0.39%     0.39%    0.38%    0.37%(a)
=======================  ========     ========  ========  =======  =======
Ratio of net investment
 income to average net
 assets(d)                   5.10%(c)     5.20%     5.50%    3.32%    2.85%(a)
=======================  ========     ========  ========  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.60%, 1.38% and 0.57% (annualized) for the periods 1997-
    1993, respectively.
(c) Ratios are annualized and based on average net assets of $228,251,467.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.90%, 5.00%, 5.29%, 2.32% and 2.65% (annualized) for the periods 1997-1993, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period July 8, 1993 (date operations commenced) through August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period July 8, 1993 (date operations commenced) through August 31, 1993, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Fund was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Fund and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Fund's fiscal year ending August 31, 1997.

The following votes were cast with respect to each item:

                                                           VOTES     WITHHOLD/
     DIRECTOR/MATTER                         VOTES FOR    AGAINST   ABSTENTIONS
     ---------------                       ------------- ---------- -----------
 (1) Charles T. Bauer...................   7,945,747,161        N/A    623,551
     Bruce L. Crockett..................   7,945,747,161        N/A    623,551
     Owen Daly II.......................   7,945,747,161        N/A    623,551
     Carl Frischling....................   7,945,747,161        N/A    623,551
     Robert H. Graham...................   7,945,747,161        N/A    623,551
     John F. Kroeger....................   7,945,747,161        N/A    623,551
     Lewis F. Pennock...................   7,945,747,161        N/A    623,551
     Ian W. Robinson....................   7,945,747,161        N/A    623,551
     Louis S. Sklar.....................   7,945,747,161        N/A    623,551
 (2) Approval of new Investment Advisory
     Agreement (Portfolio only).........   6,351,840,396  2,167,538  1,614,393
 (3) Elimination of policy restricting
     investments in other investment
     companies (Portfolio only).........   6,245,360,455 69,900,356 11,288,044
 (4) KPMG Peat Marwick LLP..............   7,944,484,460    691,022  1,195,229

                    DIRECTORS
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Co.
Owen Daly II                           Lewis F. Pennock            (STIC)
Jack Fields                             Ian W. Robinson
Carl Frischling                          Louis S. Sklar
                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer
Gary T. Crum                         Sr. Vice President            Prime Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Private                          ANNUAL
Melville B. Cox                          Vice President            Investment                       REPORT
Karen Dunn Kelley                        Vice President            Class
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                    AUGUST 31, 1997
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                            AUDITORS
                      KPMG Peat Marwick LLP
                         700 Louisiana
                       NationsBank Building
                        Houston, TX 77002

This report may be distributed only to current shareholders or             [LOGO APEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY
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